Leases (Details) - Schedule of Components of Lease Expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Components Of Lease Expense Abstract
Operating lease expense	$ 228,633	$ 241,852	$ 685,900	$ 582,449	$ 811,082	$ 219,712
Finance lease expense:
Amortization of finance lease assets	1,414	1,413	4,242	8,804	5,594	2,998
Interest on finance lease liabilities	424	553	1,373	1,791	2,248	3,636
Total lease expense	$ 230,471	$ 243,818	$ 691,515	$ 593,044	$ 818,924	$ 226,346